Schedule of Balance Sheet Impact (Details) - USD ($)	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024
Guarantor Obligations [Line Items]
Contract asset		$ 3,226,772
Financial indemnification liability	$ 267,266	1,091,772
Stand-ready guarantee liability	$ 522,648	2,135,000
ASC 460 [Member]
Guarantor Obligations [Line Items]
Contract asset		2,135,000
Financial indemnification liability
Stand-ready guarantee liability		2,135,000
ASC 326 [Member]
Guarantor Obligations [Line Items]
Contract asset		1,091,772
Financial indemnification liability		1,091,772
Stand-ready guarantee liability